Employee Benefits, Defined Benefit Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			3 Months Ended								3 Months Ended						3 Months Ended					3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2012 Additional Capital	Mar. 31, 2011 Additional Capital	Mar. 31, 2012 Common Stock Owned by Union VEBA Subject to Transfer Restriction		Mar. 31, 2011 Common Stock Owned by Union VEBA Subject to Transfer Restriction		Mar. 31, 2012 VEBAs	Mar. 31, 2012 VEBAs Maximum	Mar. 31, 2012 Union VEBA trustrees		Mar. 31, 2011 Union VEBA		Mar. 31, 2012 Union VEBA Company Appointed trustrees	Mar. 31, 2012 Union VEBA USW Appointed trustrees	Mar. 31, 2012 Salaried VEBA	Mar. 31, 2012 Salaried employees Defined benefit plan London, Ontario Facility	Dec. 31, 2011 Salaried employees Defined benefit plan London, Ontario Facility	Dec. 31, 2011 Variable cash contribution VEBAs	Mar. 31, 2012 Variable cash contribution VEBAs Maximum	Mar. 31, 2012 Variable cash contribution VEBAs Annual Cash Flows up to $20 Million	Mar. 31, 2012 Variable cash contribution VEBAs Annual Cash Flows in Excess of $20 Million
Defined Benefit Plan, Actual Plan Asset Allocations
Portion of plan assets invested in equity securities																				55.00%
Portion of plan assets invested in debt securities																				40.00%
Defined Benefit Plan, Assets, Target Allocations
Asset mix target allocation in equity																			55.00%
Asset mix target allocation in debt																			43.00%
Postretirement Medical Obligations
Number of trustees												4				2	2
Administrative expenses of the VEBAs obligation											$ 0.3
Postretirement medical plan contribution obligation percentage																							10.00%	20.00%
Cash flow in determining VEBA obligation										20.0
Variable cash contribution obligation to VEBAs																						20.0
Liquidity requirement										50.0
Percent allocation of total contribution between VEBAs												85.50%						14.50%
Accrued annual VEBA contribution																					0
Common stock, shares outstanding	19,290,841	19,253,185										2,154,919
Postretirement medical plan common stock ownership percentage												11.00%
Restricted common stock owned by Union VEBA, shares	881,010
Common stock sold by Union VEBA or on which restriction was lifted												1,321,485		217,042
Increase in Union VEBA assets												64.2	[1]	10.6	[1]
Reduction in Common stock owned by Union VEBA	(39.6)			(7.8)	(1.4)	(31.8)	[2]	(5.2)	[2]
Increase in Additional paid in capital	(39.6)			(7.8)	(1.4)	(31.8)	[2]	(5.2)	[2]
Decrease in Deferred tax assets				$ (24.6)	$ (4.0)
Weighted average price per share sold by Union VEBA												$ 48.55		$ 49.06
Reorganization value per share	$ 24.02		$ 24.02

[1]	At a weighted-average price of $48.55 per share on the date the restriction was released for the quarter ended March 31, 2012 and a weighted-average price of $49.06 per share realized by the Union VEBA for the quarter ended March 31, 2011.
[2]	At $24.02 per share reorganization value.